Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Carrying amount of the hedged liabilities	¥ 1,098	¥ 1,019
Cumulative gains/(losses) of fair value hedging	(36)	(13)
Long-term borrowings [Member]
Carrying amount of the hedged liabilities	1,098	1,019
Cumulative gains/(losses) of fair value hedging	¥ (36)	¥ (13)